Right-of-use assets	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets

10. Right-of-use assets

		Production
		and laboratory
	Buildings	equipment	Other	Total
Balance at January 1, 2021	$8,086	$426	$45	$8,557
Lease modifications and other remeasurements	3	(53)	(2)	(52)
Depreciation expense	(906)	(95)	(12)	(1,013)
Sold - discontinued operations (note 6)	(5,497)	(272)	(26)	(5,795)
Effect of foreign exchange differences	(77)	(6)	(5)	(88)
Net book value at December 31, 2021	$1,609	$—	$—	$1,609
Lease modifications and other remeasurements	45	—	—	45
Depreciation expense	(508)	—	—	(508)
Net book value at December 31, 2022	$1,146	$—	$—	$1,146

The depreciation expense for the year ended December 31, 2020 was $4,578.